Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Balance	$ 1,250,043
Additions	(27,986)
Disposals	(44,386)
Balance	1,177,671	$ 1,250,043
Cost
Property, Plant and Equipment [Line Items]
Balance	1,505,013	1,505,013
Additions	0	0
Disposals	(51,739)
Balance	1,453,274	1,505,013
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(254,970)	(198,090)
Additions	(27,986)	(56,880)
Disposals	7,353
Balance	(275,603)	(254,970)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,250,043	1,306,923
Additions	(27,986)	(56,880)
Disposals	(44,386)
Balance	$ 1,177,671	$ 1,250,043